Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Trade and other payables

21	Trade and other payables

	2024 € '000s	2023 € '000s
Trade payables	88,596	80,512
Other taxation and social security	12,976	12,740
Other payables	7,601	3,214
Accruals	161,679	98,926
	270,852	195,392
During the year, certain balances were reclassified from provisions to accruals - refer to note 22 for further details.
Management considers that the carrying amount of trade and other payables approximates their fair value.
All amounts included in trade and other payables are repayable on demand, non-interest bearing and are not secured on the assets of the Group.